Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposits 100000 Or More [Abstract]
U.S.	$ 324	$ 475
Non-U.S.	2	1
Total	$ 326	$ 476